Related party transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Jan. 31, 2022	Nov. 30, 2021
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 28	$ 91	$ 62
SeaMex
Related Party Transaction [Line Items]
Ownership interest (as percent)	50.00%		100.00%		50.00%
N S N Co P E S [Member]
Related Party Transaction [Line Items]
Ownership interest (as percent)			65.00%	65.00%
SeaMex
Related Party Transaction [Line Items]
Interest income	$ 1	$ 0
SeaMex | Sponsor Minimum Liquidity Shortfall
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 8